STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - Number of Options (Beginning balance)	1,020,000	1,040,000
Forfeited - Number of Options	(820,000)	(20,000)
Balance - Number of Options (Ending balance)	200,000	1,020,000
Balance - Weighted Average Exercise Price (Beginning balance)	$ 0.60	$ 0.60
Forfeited - Weighted Average Exercise Price	0.60	0.60
Balance - Weighted Average Exercise Price (Ending balance)	$ 0.60	$ 0.60